Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 8, 2023 (the “Supplement”)
to the Summary Prospectus dated November 2, 2022,
the Prospectus and Statement of Additional Information (the “SAI”),
each dated October 24, 2022,
for the iShares Environmental Infrastructure and Industrials ETF (EFRA) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around March 17, 2023.
Change in the Fund’s “Principal Investment Strategies”
The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the FTSE Green Revenues Select Infrastructure and Industrials Index (the “Underlying Index”), which has been developed by FTSE International Limited (the “Index Provider” or “FTSE”). The Underlying Index is composed of U.S. and non‑U.S. equity securities selected from the FTSE Global All Cap Index (the “Parent Index”). The Parent Index is composed of large-, mid‑ and small-capitalization stocks from developed and emerging markets. The Underlying Index captures eligible infrastructure and industrials solutions that aim to support energy efficiency and emissions mitigation, pollution reduction, or land and resource optimization. The Underlying Index is designed to reflect the equity performance of U.S. and non‑U.S. companies that derive at least 40% of their combined annual green revenues in aggregate from a combination of 29 selected FTSE Green Revenues Classification System (“GRCS”) micro-sectors (as defined by the Index Provider), which were determined based on relevance to the three key themes: (1) energy efficiency and emissions mitigation, (2) pollution reduction, or (3) land and resource optimization.
The sixth paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
As of November 30, 2022, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Brazil, Canada, Chile, China, France, Germany, Japan, the Netherlands, Norway, Qatar, South Africa, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”), and the U.S. As of November 30, 2022, a significant portion of the Underlying Index included companies in the industrials and utilities sectors. As of November 30, 2022, the Underlying Index had 52 components. The components of the Underlying Index are likely to change over time.
Change in the Fund’s “Summary of Principal Risks” and “A Further Discussion of Principal Risks”
The section entitled “Market Risk” on page S‑8 of the Summary Prospectus is deleted in its entirety and replaced with the following:
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Environmental Infrastructure and Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 8, 2023 (the “Supplement”)
to the Summary Prospectus dated November 2, 2022,
the Prospectus and Statement of Additional Information (the “SAI”),
each dated October 24, 2022,
for the iShares Environmental Infrastructure and Industrials ETF (EFRA) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around March 17, 2023.
Change in the Fund’s “Principal Investment Strategies”
The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the FTSE Green Revenues Select Infrastructure and Industrials Index (the “Underlying Index”), which has been developed by FTSE International Limited (the “Index Provider” or “FTSE”). The Underlying Index is composed of U.S. and non‑U.S. equity securities selected from the FTSE Global All Cap Index (the “Parent Index”). The Parent Index is composed of large-, mid‑ and small-capitalization stocks from developed and emerging markets. The Underlying Index captures eligible infrastructure and industrials solutions that aim to support energy efficiency and emissions mitigation, pollution reduction, or land and resource optimization. The Underlying Index is designed to reflect the equity performance of U.S. and non‑U.S. companies that derive at least 40% of their combined annual green revenues in aggregate from a combination of 29 selected FTSE Green Revenues Classification System (“GRCS”) micro-sectors (as defined by the Index Provider), which were determined based on relevance to the three key themes: (1) energy efficiency and emissions mitigation, (2) pollution reduction, or (3) land and resource optimization.
The sixth paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
As of November 30, 2022, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Brazil, Canada, Chile, China, France, Germany, Japan, the Netherlands, Norway, Qatar, South Africa, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”), and the U.S. As of November 30, 2022, a significant portion of the Underlying Index included companies in the industrials and utilities sectors. As of November 30, 2022, the Underlying Index had 52 components. The components of the Underlying Index are likely to change over time.
Change in the Fund’s “Summary of Principal Risks” and “A Further Discussion of Principal Risks”
The section entitled “Market Risk” on page S‑8 of the Summary Prospectus is deleted in its entirety and replaced with the following:
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.